OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2021	2020

Prepaid expenses	$5,882	$5,567
Government authorities	14,289	8,176
Advances to suppliers	5,541	4,843
Derivatives	1,901	-
Other receivables (*)	7,830	7,895

	$35,443	$26,481

(*) Including mainly insurance receivables, see also note 11.